Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Income Taxes
Note 16 - Income Taxes

A.	Deferred tax balances:

Tax balances presented in the statement of financial position:

	As of December 31
	2024	2023
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	4,719	3,316
Current tax liabilities	(12,016)	(10,565)
Total current tax assets (liabilities)	(7,297)	(7,249)

Non-current tax assets (liabilities):
Deferred tax assets	10,744	9,134
Deferred tax liabilities	(41,792)	(44,941)
Total non-current tax assets (liabilities)	(31,048)	(35,807)

The composition of deferred tax assets (liabilities) is specified below:

	Balance as of January 1 2024	Classification	Recognized in the statement of income	Other comprehensive income	Initial consolidation	Balance as of December 31 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(15,664)	(13,463)	(5,801)	87	(534)	(35,375)
IFRS 16 – Leases	1,475	59	361	(2)	-	1,893
Financial instruments	(12,319)	-	226	4,184	-	(7,909)
Contractual asset in respect of concession arrangements	(15,173)	15,173	-	-	-	-
Contingent consideration	(10,096)	-	(2,323)	25	-	(12,394)
Tax equity arrangement	-	-	(9,944)	(129)	-	(10,073)
Disposal groups classified as held for sale	-	1,801	-	-	-	1,801
Others	(14,387)	-	875	5,600	-	(7,912)
Total	(66,164)	3,570	(16,606)	9,765	(534)	(69,969)

Unused losses and tax benefits:
Tax losses	30,357	(3,570)	12,144	(10)	-	38,921
	30,357	(3,570)	12,144	(10)	-	38,921

Total	(35,807)	-	(4,462)	9,755	(534)	(31,048)

	Balance as of January 1 2023	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(14,620)	(1,465)	421	(15,664)
IFRS 16 – Leases	845	649	(19)	1,475
Financial instruments	(5,556)	468	(7,231)	(12,319)
Contractual asset in respect of concession arrangements	(16,723)	1,042	508	(15,173)
Contingent consideration	(1,584)	(8,477)	(35)	(10,096)
Others	(4,211)	(3,458)	(6,718)	(14,387)
Total	(41,849)	(11,241)	(13,074)	(66,164)

Unused losses and tax benefits:
Tax losses	32,399	(1,067)	(975)	30,357
	32,399	(1,067)	(975)	30,357

Total	(9,450)	(12,308)	(14,049)	(35,807)

Deferred tax assets and liabilities are presented offset when the Company has a legally enforceable right to offset current tax assets against current tax liabilities, and when they pertain to income taxes levied by the same tax authority and the Company intends to settle the current tax assets and liabilities on a net basis.

B.	Total expenses (income) from income taxes which were recognized in the statement of income:

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	13,747	17,715	8,061
Prior year taxes	66	(1,595)	-
Total current taxes	13,813	16,120	8,061

Deferred taxes:
Deferred tax expenses in respect of the creation and reversal of temporary differences	16,606	11,241	13,052
Prior year taxes	(1,303)	-	-
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(10,841)	1,067	(8,170)
Total deferred taxes	4,462	12,308	4,882

Total expenses from income taxes	18,275	28,428	12,943

C.
Reconciliation between the theoretical tax on the pre-tax profit and the tax expense

Presented below is an adjustment between the tax amount which would have applied had all of the income and expenses, profit and loss in the statement of income been taxable according to the statutory tax rate, and the amount of income tax which was carried to the statement of income:

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Profit before income taxes from continuing operations	84,780	126,469	51,056
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	19,499	29,088	11,743

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(1,779)	(1,653)	(896)
Different tax rate of foreign subsidiaries	(2,557)	(2,080)	(1,644)
Non-deductible expenses	2,302	1,662	3,150
Exempt income	(390)	(1,282)	(1,170)
Utilization of tax losses and benefits from prior years	1,126	924	310
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,537	3,433	1,270
Change in taxes in respect of previous years	(1,420)	(1,847)	143
Others	(43)	183	37
Total income taxes from continuing operations as presented in profit or loss	18,275	28,428	12,943

D.
Carryforward losses

The Company’s balance of carryforward losses as of December 31, 2024 was approximately USD 191 million; Deferred taxes were not created in respect of a loss in the amount of USD 8 million.

E.	Details regarding the Group’s tax environment

(1)	Presented below are the tax rates which were relevant to the Group’s activity in Israel during the years 2023-2024: 2023 - 23% 2024 - 23%

(2)
Taxation of subsidiaries outside of Israel:

Subsidiaries which are incorporated outside of Israel are assessed according to the tax laws in the countries where they are domiciled. The main tax rates which applied to the main subsidiaries incorporated outside of Israel are:

•	Entities incorporated in Croatia: The corporate tax rate which applies to the Company’s activity in Croatia is 18%.

•	Entities incorporated in Serbia: The corporate tax rate which applies to the Company’s activity in Serbia is 15%.

•	Entities incorporated in Hungary: The corporate tax rate which applies to the Company’s activity in Hungary is 9%.

•	Entities incorporated in Sweden: The corporate tax rate which applies to the Company’s activity in Sweden is 20.6%.

•	Entities incorporated in Kosovo: The corporate tax rate which applies to the Company’s activity in Kosovo is 10%.

•	Entities incorporated in Spain: The corporate tax rate which applies to the Company’s activity in Spain is 25%.

•	Entities incorporated in the United States: The federal tax rate is 21%, and the state tax rate depends on the project’s location.

•	Entities incorporated in Italy: The corporate tax rate is 24%, and the state tax rate depends on the project’s location.